Revenue and Other Income and Gains	12 Months Ended
Dec. 31, 2025
Revenue and Other Income and Gains [Abstract]
REVENUE AND OTHER INCOME AND GAINS
5.	REVENUE AND OTHER INCOME AND GAINS

Revenue

(i)	Disaggregated revenue information

The following tables present disaggregated revenue information:

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Revenue from contracts with customers
Media advertising and marketing services
Advertising services income	10,064	13,376	13,518
Licensing, subscription and marketing services income	4,358	5,483	4,222
	14,422	18,859	17,740
Hotel operation, hospitality and VIP services
Hotel operation, hospitality and VIP services income	5,423	23,132	27,965
Subtotal	19,845	41,991	45,705

Revenue from other sources
Strategic investment
Net fair value changes on financial assets at FVTPL and derivative financial instruments	(37,759)	26,342	44,004
Gain related to disposed investments at FVTPL	50,522	—	—
Dividend income	9,935	8,681	8,616
Total	42,543	77,014	98,325

Timing of revenue recognition

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Revenue from contracts with customers
Services transferred
– at a point in time	10,064	13,376	13,518
– over time	9,781	28,615	32,187
Total	19,845	41,991	45,705

(ii)	Transaction price allocated to the remaining performance obligation for contracts with customers

The expected duration of satisfying the performance obligation of which is within one year, the transaction price allocated to these unsatisfied contracts is not disclosed as permitted under IFRS 15.

Other income and gains

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Bank interest income	4	17	9
Gain on disposal of subsidiaries	—	24,757	—
Fair value gain on financial liabilities at FVTPL	—	—	9,330
Fair value gain on over-allotment options of TGE SPAC	—	—	126
Others	1,241	41	1,106
Total	1,245	24,815	10,571

During the year ended December 31, 2024, the Group disposed of its entire equity interests in certain subsidiaries which were engaged in the media and entertainment segment of the Group with a consideration of Euro2,888,000 to an independent third party. These subsidiaries owned certain intellectual properties pertaining to non-core media and entertainment business of the Group. The disposal was part of a strategic reorganization aimed at divesting non-core business and intellectual properties to sharpen the Group’s focus on its primary existing operating business units within the media and entertainment segment. The disposal resulted in a gain of approximately US$24,757,000. The consideration was settled through the immediate holding company.